Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of lease cost

(a) The following table sets forth the breakdown of leasing expenses：

	For the years ended December 31,
	2024	2025
	RMB	RMB

Lease cost:
Amortization of right-of-use assets	12,646	18,532
Interest of lease liabilities	1,263	2,334
Expenses for short-term leases within 12 months	3,753	2,581
Total lease cost	17,662	23,447

Schedule of supplemental cash flow

(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2024	2025
	RMB	RMB

Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	22,908	24,126

Schedule of weighted-average remaining lease term and discount rate

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2024	2025

Weighted-average remaining lease term
Operating leases	1.71 years	2.14 years
Weighted-average discount rate
Operating leases	4.99%	6.03%

Schedule of Information about movement of right of use assets

(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2024 and 2025:

	For the years ended December 31,
	2024	2025
	RMB	RMB

Beginning balance	38,110	36,826
Recognition of additional leasing contract	20,467	39,873
De-recognition of leasing contract	(9,312)	(6,331)
Amortization of right of use assets	(12,646)	(18,532)
Business combination	207	184
Ending balance	36,826	52,020

Schedule of Information about movement of leasing liabilities

(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2024 and 2025:

	For the years ended December 31,
	2024	2025
	RMB	RMB

Beginning balance	35,878	28,765
Recognition of additional leasing contract	20,467	39,873
De-recognition of leasing contract	(6,015)	(2,378)
Interest of lease liabilities	1,263	2,334
Leasing payment	(22,908)	(24,126)
Business combination	80	243
Ending balance	28,765	44,711

Summary of maturities of lease liabilities

(f) The following table sets forth the maturities of lease liabilities：

As of
December 31, 2025
RMB

2026	31,416
2027	10,760
2028	3,752
2029	2,471
2030	1,449
Total undiscounted lease payments	49,848
Less: Imputed interest	(5,137)
Total lease liabilities	44,711